Fair Value of Assets and Liabilities - Quantitative information about Level 3 instruments (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Quantitative information about the significant unobservable inputs
Fixed income securities	$ 57,170	$ 58,992
Fixed income securities - non-binding broker quotes
Quantitative information about the significant unobservable inputs
Assets, fair value disclosure	105	271
Municipal - not rated by third party credit rating agencies
Quantitative information about the significant unobservable inputs
Assets, fair value disclosure	44	58
Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Assets, fair value disclosure	697	840
Recurring | Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Fixed income securities	325	606
Assets, fair value disclosure		837
Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Fair value	$ (185)	$ (252)
Projected option cost | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Weighted Average
Quantitative information about the significant unobservable inputs
Embedded Derivative Asset (Liability) Net, Measurement Input	0.0174	0.0174
Projected option cost | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Minimum
Quantitative information about the significant unobservable inputs
Embedded Derivative Asset (Liability) Net, Measurement Input	0.010	0.010
Projected option cost | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Maximum
Quantitative information about the significant unobservable inputs
Embedded Derivative Asset (Liability) Net, Measurement Input	0.022	0.022